SEGMENTS, GEOGRAPHIC INFORMATION AND MAJOR CUSTOMER DATA (Narrative) (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting [Abstract]
Deferred revenue	$ 3,541	$ 4,261	$ 43,677	$ 36,541
Revenue, remaining performance obligations	$ 40,137
Remaining performance obligations percentage	26.00%